Summary of Significant Accounting Policies - Estimated Fair Value and Principal Amount of Long-Term Debt (Parenthetical) (Detail)	Nov. 30, 2012 9.5% Senior Subordinated Notes [Member]	May 31, 2013 4.0625% Debentures [Member]	Nov. 30, 2011 4.0625% Debentures [Member]
Fair Values Of Financial Instruments [Line Items]
Senior subordinated notes, bearing interest	9.50%	4.0625%	4.0625%